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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                   	Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Protected Principal Plus Fund
            Schedule of Investments  3/31/2009 (unaudited)
Principal
Amount ($)                                                            Value
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.8 %
24,350,000  U.S. Treasury Strip, 0.0%, 11/15/09                   $24,250,214
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $24,250,214
            (Cost  $23,770,559)
            TOTAL INVESTMENT IN SECURITIES - 99.8 %               $24,250,214
            (Cost  $23,770,559)(a)
            OTHER ASSETS AND LIABILITIES - 0.2 %                  $   40,155
            TOTAL NET ASSETS - 100.0 %                            $24,290,369

     (a) At March 31, 2009, the net unrealized gain on investments based on
		cost for

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost               $100,375

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                   -

            Net unrealized gain                                     $100,375

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
		speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of March 31,
                2009, in valuing the Fund's assets:

Valuation Inputs                                      Investments
						     in Securities
Level 1 - Quoted Prices                                 $   0
Level 2 - Other Significant Observable Inputs      24,250,214
Level 3 - Significant Unobservable Inputs                   0
Total                                             $24,250,214


            Pioneer Protected Principal Plus Fund II
            Schedule of Investments  3/31/2009

Shares                                                             Value

            TEMPORARY CASH INVESTMENTS - 97.2 %
            Government - 97.2 %
35,825,000  U.S. Treasury Bill, 0.0%, 4/2/09                    $36,924,744
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $36,924,744)                                 $36,924,744
            TOTAL INVESTMENT IN SECURITIES - 100.2%
            (Cost  $36,924,744) (a)                             $36,924,744
            OTHER ASSETS AND LIABILITIES - (0.2)%               $(81,038)
            TOTAL NET ASSETS - 100.0%                           $36,843,706

         (a)At March 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $37,227,859 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $  -

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value          (303,115)

            Net unrealized gain                               $(303,115)


           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

         Valuation Inputs                                    Investments in
								Securities
         Level 1 - Quoted Prices                                $   0
         Level 2 - Other Significant Observable Inputs           36,924,744
         Level 3 - Significant Unobservable Inputs                  0
         Total                                                  $36,924,744


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.